FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments [Abstract]
Disclosure of financial assets by categories

As at December 31, 2017	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$148.9	$—	$—	$148.9
Trade and other receivables	8.1	—	—	—	—	8.1
Receivables from provisional copper sales	—	—	30.5	—	—	30.5
Investments in securities	—	7.2	—	—	—	7.2
Derivative assets - Hedging instruments	—	—	—	6.8	—	6.8
Derivative assets - Non-hedge	—	—	2.5	—	—	2.5
Other financial assets	22.8	—	—	—	—	22.8
Total financial assets	$30.9	$7.2	$181.9	$6.8	$—	$226.8

Financial liabilities
Total debt	$—	$—	$—	$—	$1,857.7	$1,857.7
Accounts payable and accrued liabilities	—	—	—	—	345.4	345.4
Derivative liabilities - Hedging instruments	—	—	—	5.7	—	5.7
Derivative liabilities - Non-hedge	—	—	8.5	—	—	8.5
Other financial liabilities	—	—	—	—	164.6	164.6
Total financial liabilities	$—	$—	$8.5	$5.7	$2,367.7	$2,381.9

As at December 31, 2016	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$97.4	$—	$—	$97.4
Trade and other receivables	4.9	—	—	—	—	4.9
Receivables from provisional copper sales	—	—	31.7	—	—	31.7
Investments in securities	—	22.1	—	—	—	22.1
Derivative assets - Hedging instruments	—	—	—	3.3	—	3.3
Derivative assets - Non-hedge	—	—	1.6	—	—	1.6
Other financial assets	23.5	—	—	—	—	23.5
Total financial assets	$28.4	$22.1	$130.7	$3.3	$—	$184.5

Financial liabilities
Total debt	$—	$—	$—	$—	$1,592.4	$1,592.4
Accounts payable and accrued liabilities	—	—	—	—	340.0	340.0
Derivative liabilities - Hedging instruments	—	—	—	—	—	—
Derivative liabilities - Non-hedge	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	132.8	132.8
Total financial liabilities	$—	$—	$—	$—	$2,065.2	$2,065.2

As at December 31,	2017	2016 (ii)
Derivative related assets (Note 16(a))	$9.3	$4.9
Royalty and other receivables	21.0	20.3
Investments in financial securities (i)	7.2	22.1
Other	1.8	3.2
	$39.3	$50.5
Current	$13.2	$14.4
Non-current	26.1	36.1
	$39.3	$50.5

(i)
Investments in financial securities include AFS securities and warrants with a cost of $16.4 million (2016 - $39.3 million) and a fair value of $7.2 million (2016 - $22.1 million). During the year ended December 31, 2017, the Company sold its position in the shares of certain companies, and the Company's shares in another company were redeemed by corporate action.

(ii)
Comparatives in respect of certain tax balances have been reclassified to conform to the change in presentation adopted in the current period and are now included in Note 20: Other Assets to the Company's Consolidated Financial Statements.

Disclosure of financial liabilities by categories
Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments, other than those whose carrying amounts are a reasonable approximation of fair value:

	Financial instrument classification	Carrying amount		Fair value (i)
As at December 31,		2017	2016	2017	2016
Debt
Senior unsecured notes	Amortized cost	$1,754.8	$1,455.9	$1,751.5	$1,460.0

(i)
The Company's senior unsecured notes are accounted for at amortized cost, using the effective interest rate method. The fair value required to be disclosed is determined using quoted prices (unadjusted) in active markets, and is therefore classified within Level 1 of the fair value hierarchy.

As at December 31, 2017	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$148.9	$—	$—	$148.9
Trade and other receivables	8.1	—	—	—	—	8.1
Receivables from provisional copper sales	—	—	30.5	—	—	30.5
Investments in securities	—	7.2	—	—	—	7.2
Derivative assets - Hedging instruments	—	—	—	6.8	—	6.8
Derivative assets - Non-hedge	—	—	2.5	—	—	2.5
Other financial assets	22.8	—	—	—	—	22.8
Total financial assets	$30.9	$7.2	$181.9	$6.8	$—	$226.8

Financial liabilities
Total debt	$—	$—	$—	$—	$1,857.7	$1,857.7
Accounts payable and accrued liabilities	—	—	—	—	345.4	345.4
Derivative liabilities - Hedging instruments	—	—	—	5.7	—	5.7
Derivative liabilities - Non-hedge	—	—	8.5	—	—	8.5
Other financial liabilities	—	—	—	—	164.6	164.6
Total financial liabilities	$—	$—	$8.5	$5.7	$2,367.7	$2,381.9

As at December 31, 2016	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$97.4	$—	$—	$97.4
Trade and other receivables	4.9	—	—	—	—	4.9
Receivables from provisional copper sales	—	—	31.7	—	—	31.7
Investments in securities	—	22.1	—	—	—	22.1
Derivative assets - Hedging instruments	—	—	—	3.3	—	3.3
Derivative assets - Non-hedge	—	—	1.6	—	—	1.6
Other financial assets	23.5	—	—	—	—	23.5
Total financial assets	$28.4	$22.1	$130.7	$3.3	$—	$184.5

Financial liabilities
Total debt	$—	$—	$—	$—	$1,592.4	$1,592.4
Accounts payable and accrued liabilities	—	—	—	—	340.0	340.0
Derivative liabilities - Hedging instruments	—	—	—	—	—	—
Derivative liabilities - Non-hedge	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	132.8	132.8
Total financial liabilities	$—	$—	$—	$—	$2,065.2	$2,065.2

Disclosure of fair value measurement of assets
The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

As at December 31, 2017	Level 1 input	Level 2 input	Level 3 input	Aggregate fair value
Assets
Cash and cash equivalents (Note 15(c))	$148.9	$—	$—	$148.9
Receivables from provisional copper sales	—	30.5	—	30.5
Available-for-sale securities (Note 19)	4.6	—	—	4.6
Warrants (Note 19)	—	2.6	—	2.6
Derivative related assets (Note 19)	—	9.3	—	9.3
	$153.5	$42.4	$—	$195.9
Liabilities
Derivative related liabilities (Note 24)	—	14.2	—	14.2
	$—	$14.2	$—	$14.2

As at December 31, 2016	Level 1 input	Level 2 input	Level 3 input	Aggregate fair value
Assets
Cash and cash equivalents (Note 15(c))	$97.4	$—	$—	$97.4
Receivables from provisional copper sales	—	31.7	—	31.7
Available-for-sale securities (Note 19)	18.7	—	—	18.7
Warrants (Note 19)	—	3.4	—	3.4
Derivative related assets (Note 19)	—	4.9	—	4.9
	$116.1	$40.0	$—	$156.1
Liabilities
Derivative related liabilities (Note 24)	—	—	—	—
	$—	$—	$—	$—
The following table summarizes the fair value of derivative related assets and liabilities:

	Total fair value
	Assets		Liabilities
At as December 31,	2017	2016	2017	2016
Derivatives designated as hedges
Currency contracts
Forward contracts	$5.2	$3.3	$1.6	$—
Zero-cost collar contracts	1.5	—	4.1	—
Commodity contracts
Zero-cost collar contracts	0.1	—	—	—
Total derivatives designated as hedges (i)	$6.8	$3.3	$5.7	$—
Derivatives not designated as hedges
Commodity contracts
Forward contracts	—	1.6	5.0	—
Zero-cost collar contracts	1.5	—	3.5	—
Other contracts
DSU contracts (ii)	1.0	—	—	—
Total derivatives not designated as hedges	$2.5	$1.6	$8.5	$—
Total derivative instruments (Note 19 and Note 24)	$9.3	$4.9	$14.2	$—
Analyzed by maturity:
Less than 1 year	$8.5	$4.9	$12.8	$—
Between 1 and 2 years	$0.8	$—	$1.4	$—

(i)
The net gain on derivatives designated as cash flow hedges for the year ended December 31, 2017 recorded in OCI was $7.2 million (net of tax recovery of $1.3 million) (2016 - net loss of $1.6 million, net of tax expense of $1.0 million), which represented the effective portion of the change in fair value of the hedges. There was no hedge ineffectiveness for the years ended December 31, 2017 and 2016. The gain reclassified from OCI to the consolidated statement of operations for the year ended December 31, 2017 was $0.3 million (2016 - loss of $2.8 million).

(ii)
During the first quarter of 2017, the Company entered into a derivative contract to mitigate the volatility of its share price on DSU compensation, effectively locking in the exposure of the Company for three million DSUs (approximately 80% of outstanding DSUs) at a value of C$3.5002 per share.

Disclosure of fair value measurement of liabilities
The following table summarizes the fair value of derivative related assets and liabilities:

	Total fair value
	Assets		Liabilities
At as December 31,	2017	2016	2017	2016
Derivatives designated as hedges
Currency contracts
Forward contracts	$5.2	$3.3	$1.6	$—
Zero-cost collar contracts	1.5	—	4.1	—
Commodity contracts
Zero-cost collar contracts	0.1	—	—	—
Total derivatives designated as hedges (i)	$6.8	$3.3	$5.7	$—
Derivatives not designated as hedges
Commodity contracts
Forward contracts	—	1.6	5.0	—
Zero-cost collar contracts	1.5	—	3.5	—
Other contracts
DSU contracts (ii)	1.0	—	—	—
Total derivatives not designated as hedges	$2.5	$1.6	$8.5	$—
Total derivative instruments (Note 19 and Note 24)	$9.3	$4.9	$14.2	$—
Analyzed by maturity:
Less than 1 year	$8.5	$4.9	$12.8	$—
Between 1 and 2 years	$0.8	$—	$1.4	$—

(i)
The net gain on derivatives designated as cash flow hedges for the year ended December 31, 2017 recorded in OCI was $7.2 million (net of tax recovery of $1.3 million) (2016 - net loss of $1.6 million, net of tax expense of $1.0 million), which represented the effective portion of the change in fair value of the hedges. There was no hedge ineffectiveness for the years ended December 31, 2017 and 2016. The gain reclassified from OCI to the consolidated statement of operations for the year ended December 31, 2017 was $0.3 million (2016 - loss of $2.8 million).

(ii)
During the first quarter of 2017, the Company entered into a derivative contract to mitigate the volatility of its share price on DSU compensation, effectively locking in the exposure of the Company for three million DSUs (approximately 80% of outstanding DSUs) at a value of C$3.5002 per share.

The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

As at December 31, 2017	Level 1 input	Level 2 input	Level 3 input	Aggregate fair value
Assets
Cash and cash equivalents (Note 15(c))	$148.9	$—	$—	$148.9
Receivables from provisional copper sales	—	30.5	—	30.5
Available-for-sale securities (Note 19)	4.6	—	—	4.6
Warrants (Note 19)	—	2.6	—	2.6
Derivative related assets (Note 19)	—	9.3	—	9.3
	$153.5	$42.4	$—	$195.9
Liabilities
Derivative related liabilities (Note 24)	—	14.2	—	14.2
	$—	$14.2	$—	$14.2

As at December 31, 2016	Level 1 input	Level 2 input	Level 3 input	Aggregate fair value
Assets
Cash and cash equivalents (Note 15(c))	$97.4	$—	$—	$97.4
Receivables from provisional copper sales	—	31.7	—	31.7
Available-for-sale securities (Note 19)	18.7	—	—	18.7
Warrants (Note 19)	—	3.4	—	3.4
Derivative related assets (Note 19)	—	4.9	—	4.9
	$116.1	$40.0	$—	$156.1
Liabilities
Derivative related liabilities (Note 24)	—	—	—	—
	$—	$—	$—	$—

Disclosure of realized and unrealized gains (losses) on derivatives
The following table summarizes realized and unrealized gains/(losses) on derivatives:

For the years ended December 31,	2017	2016
Realized gains/losses
Currency contracts: Forward contracts	$8.2	$—
Currency contracts: Zero-cost collar contracts	8.6	2.8

Commodity contracts: Forward contracts	(29.1)	(6.8)
Commodity contracts: Zero-collar contracts	1.7	—
	$(10.6)	$(4.0)
Unrealized gains/losses
Currency contracts: Forward contracts	$—	$—
Currency contracts: Zero-cost collar contracts	(6.0)	2.3
Commodity contracts: Forward contracts	(6.6)	(2.2)
Commodity contracts: Zero-collar contracts	(2.8)	—
DSU	1.0	—
	$(14.4)	$0.1

Summary quantitative data about entity's exposure to risk
A 10% change in the average metal prices at the balance sheet date with all other variables constant would result in the following impact to the Company's before tax earnings:

	Effects on net earnings, before tax
(10% change in price)	2017	2016
Gold in concentrate	$2.0	$2.1
Copper in concentrate	$5.0	$1.7
Silver in concentrate	$—	$0.1
The number below indicates an increase or decrease in profit or equity where the US dollar strengthens or weakens by 10% against the relevant foreign currency.

	Effect on net earnings before tax		Effect on other comprehensive income, before tax
(On 10% change in US Dollars exchange rate)	2017	2016	2017	2016
Brazilian Real	$4.0	$3.7	$0.5	$0.1
Argentine Peso	$1.0	$1.1	$—	$—
Canadian Dollar	$8.1	$7.3	$—	$—
Chilean Peso	$4.4	$6.6	$—	$—

Disclosure of credit risk exposure
The Company's maximum credit exposure to credit risk is as follows:

As at December 31, 2017	2017	2016
Cash and cash equivalents	$148.9	$97.4
Trade and other receivables	38.6	36.6
Derivative related assets (Note 19)	9.3	4.9
	$196.8	$138.9

Disclosure of how entity manages liquidity risk

As at December 31,	2017					2016
	Within 1 year	2 - 3 years	4 - 5 years	Over 5 years	Total	Total
Accounts payable and accrued liabilities	$345.4	$—	$—	$—	$345.4	$340.0
Debt repayments	110.0	342.4	222.7	1,196.9	1,872.0	1,604.3
Interest payments on debt	85.6	151.2	127.0	120.8	484.6	426.6
Decommissioning, restoration and similar liabilities (i)	12.1	35.7	75.9	451.5	575.2	732.9
	$553.1	$529.3	$425.6	$1,769.2	$3,277.2	$3,103.8

(i)	Undiscounted inflated amount of future decommissioning, restoration and similar liabilities.